Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 699,393	€ 680,328
Allowance for Credit Losses	4,946	4,093
Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	651,637	645,967
Allowance for Credit Losses	544	549
Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	35,372	24,680
Allowance for Credit Losses	648	492
Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	10,655	7,531
Allowance for Credit Losses	3,614	3,015
Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,729	2,150
Allowance for Credit Losses	139	36
Germany [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	315,580	278,556
Allowance for Credit Losses	2,098	1,857
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	293,760	262,104
Allowance for Credit Losses	252	266
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	17,709	12,872
Allowance for Credit Losses	356	279
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,840	3,259
Allowance for Credit Losses	1,438	1,311
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	270	321
Allowance for Credit Losses	52	0
Western Europe (excluding Germany) [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	142,522	141,558
Allowance for Credit Losses	2,048	1,760
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	130,592	131,432
Allowance for Credit Losses	152	152
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,639	5,516
Allowance for Credit Losses	215	150
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,188	2,979
Allowance for Credit Losses	1,603	1,418
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,103	1,631
Allowance for Credit Losses	77	39
Eastern Europe [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,480	6,234
Allowance for Credit Losses	51	45
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,175	5,929
Allowance for Credit Losses	7	2
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	214	230
Allowance for Credit Losses	2	5
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	90	75
Allowance for Credit Losses	42	39
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
North America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	153,362	170,507
Allowance for Credit Losses	366	156
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	144,876	166,357
Allowance for Credit Losses	77	83
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	6,303	3,467
Allowance for Credit Losses	57	39
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,079	612
Allowance for Credit Losses	225	32
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	105	71
Allowance for Credit Losses	7	3
Central and South America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,258	4,595
Allowance for Credit Losses	40	38
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,731	3,952
Allowance for Credit Losses	4	2
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	146	532
Allowance for Credit Losses	4	7
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	374	103
Allowance for Credit Losses	32	29
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7	9
Allowance for Credit Losses	0	(1)
Asia/Pacific [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	61,081	67,597
Allowance for Credit Losses	318	225
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	57,197	65,128
Allowance for Credit Losses	31	34
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,691	1,862
Allowance for Credit Losses	13	10
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	973	489
Allowance for Credit Losses	273	186
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	219	119
Allowance for Credit Losses	2	(5)
Africa [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,845	2,823
Allowance for Credit Losses	7	10
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,617	2,637
Allowance for Credit Losses	5	7
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	218	172
Allowance for Credit Losses	1	2
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	11	13
Allowance for Credit Losses	1	1
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Other countries [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	14,265	8,458
Allowance for Credit Losses	16	2
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	13,689	8,429
Allowance for Credit Losses	15	2
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	453	30
Allowance for Credit Losses	1	0
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	99	0
Allowance for Credit Losses	0	0
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	24	0
Allowance for Credit Losses	€ 0	€ 0